Accrued Expenses (Tables)	9 Months Ended
Mar. 31, 2014
Accrued Expenses
Schedule of accrued expenses
March 31, 2014
Accrued loan and swap interest	1,439,237
Accrued IPO charges	469,707
Accrued voyage and vessel operating expenses	87,029
Other	200,413
Total	2,196,386